Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
Note: In accordance with an instruction to the SEC regulation under which this Pay Versus Performance information is provided (Regulation S-K, Item 407(v)), this Pay Versus Performance information shall not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Securities Exchange Act of 1934, as amended. Specifically, this Pay Versus Performance information is not included in the executive compensation information incorporated by reference into Part III of the Company’s Form 10-K.
The Pay Versus Performance table below compares the total compensation amounts shown in the Summary Compensation Table above to compensation “actually paid” to Ms. Puma, our CEO and principal executive officer (“PEO”) and to our NEOs, excluding Ms. Puma. The “actually paid” amounts in the Pay Versus Performance table reflect a re-valuation of equity awards granted to our CEO and NEOs. SEC regulations instruct us to back out the grant date fair value of equity awards that is used in the Summary Compensation Table, and replace it with values for unvested equity awards at each year end and values for shares on each vest date. The “actually paid” amounts also reflect the achievement of specific operational goals on the performance based RSUs granted to executives, which, in 2021 and 2022 increased the number of shares subject to those RSUs. Accordingly, the “actually paid” compensation is an alternative way of calculating the value for executive equity awards that uses the stock price at year end and vest dates, instead of the stock price at grant. The Summary Compensation Table already incorporates the value of the cash incentive paid for each year, so that performance-related compensation component is unchanged in the “actually paid” amounts in the table.
					Value of Initial Fixed $100 Investment made on December 31, 2019, based on:
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid (“CAP”) to PEO	Average Summary Compensation Table Total for Non-PEO NEOs	Average CAP to Non- PEO NEOs	Total Shareholder Return	Peer Group Total Shareholder Return	Net Income	Revenues
(a)	(b)	(c) (1)	(d)	(e) (2)	(f)	(g) (3)	(h)	(i)
2022	$4,163,294	$5,700,318	$1,463,285	$1,728,963	$329.34	$137.05	$183,100,000	$920,000,000
2021	$4,078,644	$11,982,293	$1,405,289	$3,648,869	$309.38	$213.35	$98,650,000	$662,428,000
2020	$3,825,614	$4,708,025	$1,356,639	$1,620,922	$120.83	$151.14	$49,982,000	$474,560,000

(1)
In accordance with SEC rules, the following adjustments were made to Ms. Puma’s total compensation for each year to determine CAP:

Footnote (1)—Table 1
	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards	Equity Award Adjustments	Compensation Actually Paid to PEO
(a)	(b)	(c)(i)	(d)(ii)	(e)
2022	$4,163,294	$2,368,862	$3,905,886	$5,700,318
2021	$4,078,644	$2,224,270	$10,127,919	$11,982,293
2020	$3,825,614	$2,049,909	$2,932,320	$4,708,025

(i)
The grant date fair value of equity awards in column (c) of Footnote (1)—Table 1 represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(ii)
The equity award adjustments in column (d) of Footnote (1)—Table 1 include the addition (or subtraction, as applicable) of the following: (1) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (2) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; and (3) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:
	Footnote (1)—Table 2
Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at Year End	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Equity Award Adjustments
(a)	(b)	(c)	(d)	(e)
2022	$4,423,973	$369,846	$(887,933)	$3,905,886
2021	$5,432,442	$3,879,395	$816,083	$10,127,919
2020	$2,537,983	$410,556	$(16,218)	$2,932,320

(2)
In accordance with SEC rules, the following adjustments were made to average total compensation for the NEOs as a group (excluding Ms. Puma) for each year to determine CAP, using the same methodology described above in Footnote 1:

	Footnote (2)—Table 1
	Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments	Average Compensation Actually Paid to Non-PEO NEOs
(a)	(b)	(c)(i)	(d)(ii)	(e)
2022	$1,463,285	$639,377	$905,055	$1,728,963
2021	$1,405,289	$600,314	$2,843,894	$3,648,869
2020	$1,356,639	$600,125	$864,408	$1,620,922

(i)
The grant date fair value of equity awards in column (c) of Footnote (2)—Table 1 represents the average of the total of the amounts reported in the “Stock Awards” and “Option Awards” columns for each non-PEO NEO in the Summary Compensation Table for the applicable year. The NEOs included in the average for each year in this table are the individuals other than the PEO reported in the Summary Compensation Table in this Proxy Statement: Kevin J. Brewer, Russell J. Low, Lynnette C. Fallon, and Douglas A. Lawson.

(ii)
The amounts deducted or added in calculating the average equity award adjustments are as follows:

	Footnote (2)—Table 2
Year	Average Year End Fair Value of Equity Awards Granted in the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards at Year End	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Average Equity Award Adjustments
(a)	(b)	(c)	(d)	(e)
2022	$1,057,612	$103,466	$(256,024)	$905,055
2021	$1,466,176	$1,138,403	$239,315	$2,843,894
2020	$743,011	$120,704	$693	$864,408

(3)
The Peer Group used in this chart is the Philadelphia Semiconductor Index (SOXX) which is also used in the Company’s stock performance graph provided under Item 201(e) of Regulation S-K in our annual report to stockholders.

In each of the three years shown in the Pay Versus Performance table, the compensation “actually paid” (“CAP”) to our CEO and NEOs is higher than the amount shown in the Summary Compensation Table, primarily due to the fact that the price of our common stock generally increased after the applicable equity award grant dates. Accordingly, the value of our equity awards at vest and the value of unvested awards at each year end was generally higher than the value at grant shown in the Summary Compensation Table. This stock price increase is aligned with increases in Axcelis’ net income and revenue, as shown in the Pay Versus Performance table. This strong performance is also seen in the outperformance of our cumulative shareholder return to that of the SOXX Index in 2021 and 2022.
Our stock price increased by more than 300% from year end 2019 to year end 2022. This stock price increase reflected a 194% increase in our revenues from 2020 to 2022 and a 366% increase in our net income from 2020 to 2022. In line with this strong financial performance and stock price increase, our PEO’s CAP for 2020, 2021 and 2022 represents the following percentages of total compensation shown in the Summary Compensation Table: 123%, 294% and 137%, respectively.
Similarly, the average non-PEO NEO CAP for 2020, 2021 and 2022 represents the following percentages of total compensation shown in the Summary Compensation Table: 119%, 260%, and 118%, respectively. Accordingly, the above-target compensation in these three years, calculated as CAP per SEC regulation, is reflective of robust growth in revenues, net income and stock price over the period.

Company Selected Measure Name	Revenues
Peer Group Issuers, Footnote [Text Block]
(3)
The Peer Group used in this chart is the Philadelphia Semiconductor Index (SOXX) which is also used in the Company’s stock performance graph provided under Item 201(e) of Regulation S-K in our annual report to stockholders.

PEO Total Compensation Amount	$ 4,163,294	$ 4,078,644	$ 3,825,614
PEO Actually Paid Compensation Amount	$ 5,700,318	11,982,293	4,708,025
Adjustment To PEO Compensation, Footnote [Text Block]
(1)
In accordance with SEC rules, the following adjustments were made to Ms. Puma’s total compensation for each year to determine CAP:

Footnote (1)—Table 1
	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards	Equity Award Adjustments	Compensation Actually Paid to PEO
(a)	(b)	(c)(i)	(d)(ii)	(e)
2022	$4,163,294	$2,368,862	$3,905,886	$5,700,318
2021	$4,078,644	$2,224,270	$10,127,919	$11,982,293
2020	$3,825,614	$2,049,909	$2,932,320	$4,708,025

(i)
The grant date fair value of equity awards in column (c) of Footnote (1)—Table 1 represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(ii)
The equity award adjustments in column (d) of Footnote (1)—Table 1 include the addition (or subtraction, as applicable) of the following: (1) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (2) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; and (3) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:
	Footnote (1)—Table 2
Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at Year End	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Equity Award Adjustments
(a)	(b)	(c)	(d)	(e)
2022	$4,423,973	$369,846	$(887,933)	$3,905,886
2021	$5,432,442	$3,879,395	$816,083	$10,127,919
2020	$2,537,983	$410,556	$(16,218)	$2,932,320

Non-PEO NEO Average Total Compensation Amount	$ 1,463,285	1,405,289	1,356,639
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,728,963	3,648,869	1,620,922
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
In accordance with SEC rules, the following adjustments were made to average total compensation for the NEOs as a group (excluding Ms. Puma) for each year to determine CAP, using the same methodology described above in Footnote 1:

	Footnote (2)—Table 1
	Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments	Average Compensation Actually Paid to Non-PEO NEOs
(a)	(b)	(c)(i)	(d)(ii)	(e)
2022	$1,463,285	$639,377	$905,055	$1,728,963
2021	$1,405,289	$600,314	$2,843,894	$3,648,869
2020	$1,356,639	$600,125	$864,408	$1,620,922

(i)
The grant date fair value of equity awards in column (c) of Footnote (2)—Table 1 represents the average of the total of the amounts reported in the “Stock Awards” and “Option Awards” columns for each non-PEO NEO in the Summary Compensation Table for the applicable year. The NEOs included in the average for each year in this table are the individuals other than the PEO reported in the Summary Compensation Table in this Proxy Statement: Kevin J. Brewer, Russell J. Low, Lynnette C. Fallon, and Douglas A. Lawson.

(ii)
The amounts deducted or added in calculating the average equity award adjustments are as follows:

	Footnote (2)—Table 2
Year	Average Year End Fair Value of Equity Awards Granted in the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards at Year End	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Average Equity Award Adjustments
(a)	(b)	(c)	(d)	(e)
2022	$1,057,612	$103,466	$(256,024)	$905,055
2021	$1,466,176	$1,138,403	$239,315	$2,843,894
2020	$743,011	$120,704	$693	$864,408

Tabular List [Table Text Block]
The three most important financial measures that impact realized executive compensation at Axcelis are:
Revenues
Operating Profit
Gross Margin
These three measures are the metrics used in the Axcelis Management Incentive Program, our annual cash incentive program, discussed in the Compensation Discussion and Analysis above. We believe these measures also have a significant influence on our stock price (which is the main differential between the Summary Compensation Table amounts and the “actually paid” amounts in the Pay Versus Performance Table), along with other measures considered by investors, such as net income and earnings per share.

Total Shareholder Return Amount	$ 329.34	309.38	120.83
Peer Group Total Shareholder Return Amount	137.05	213.35	151.14
Net Income (Loss)	$ 183,100,000	$ 98,650,000	$ 49,982,000
Company Selected Measure Amount	920,000,000	662,428,000	474,560,000
PEO Name	Ms. Puma	Ms. Puma	Ms. Puma
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenues
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Operating Profit
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Gross Margin
Ms. Puma [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	$ 2,368,862	$ 2,224,270	$ 2,049,909
Ms. Puma [Member] | Total Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,905,886	10,127,919	2,932,320
Ms. Puma [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,423,973	5,432,442	2,537,983
Ms. Puma [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	369,846	3,879,395	410,556
Ms. Puma [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(887,933)	816,083	(16,218)
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	$ 639,377	$ 600,314	$ 600,125
Percentage of Compensation Actually Paid to Total Compensation	118.00%	260.00%	119.00%
Non-PEO NEO [Member] | Total Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 905,055	$ 2,843,894	$ 864,408
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,057,612	1,466,176	743,011
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	103,466	1,138,403	120,704
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (256,024)	$ 239,315	$ 693
PEO [Member]
Pay vs Performance Disclosure [Table]
Percentage of Compensation Actually Paid to Total Compensation	137.00%	294.00%	123.00%